UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

2214 Michigan Ave, Suite E; Arlington, TX 76013

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC.

450 Wireless Blvd.

Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

10/31

Date of reporting period: 4/30/10

Item 1.  Reports to Stockholders.

Semi-Annual Report

April 30, 2010

1-800-320-2185

www.epiphanyfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

June 22, 2010

Dear Epiphany Shareholder:

     The six month period ended April 30, 2010 showed strong improvement for stock indexes in general.  The S&P 500 Total Return Index gained 15.66% in this period.  We are happy to report that the Epiphany FFV Fund N shares were up 15.09% during the six month period, capturing almost all of the upside in a surging market.  We believe the Epiphany FFV Fund’s performance since inception has been achieved by adhering to our hybrid investment process with managed risk controls.  The goal of our process is to achieve market performance in up markets and protect shareholders in the down markets, providing a higher cumulative return over time.

     The news that we are most pleased to share with you is the growth in assets in the FFV Fund, and the addition to the Epiphany trust of three new funds.

     Between October 31, 2009 and April 30, 2010 the FFV Fund grew in shares outstanding from 369,639 shares to 782,109 shares.  This is a 112% increase.  We are very grateful that more of you are joining us in the pursuit of market returns while at the same time screening out companies that do not share our “Faith and Family Values”.

     On March 1st, we opened three new Funds in our Trust: Epiphany FFV Strategic Income Fund, Epiphany FFV Focused Fund, and the Epiphany Large Cap Core Fund.  We hope that you will review the strategies of these funds as outlined in the new prospectus dated March 1, 2010, which you recently received.  We believe the early performance figures for these new funds are encouraging.

     Also, you will have noticed that we have a new transfer agent (Gemini Fund Services), and a new distributor (Northern Lights Distributors).  We look forward to a long relationship with these firms.

     As always, thank you for your trust, and may God bless you and your families during this summer season.

Sam Saladino

CEO and Portfolio Manager

Epiphany Funds

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

0899-NLD-6/24/2010

EPIPHANY FFV FUND

PORTFOLIO REVIEW

April 30, 2010 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2010, compared to its benchmarks:

Six Months

One Year

Since Inception  (1)

Epiphany FFV Fund - Class N

15.09%

34.58%

-2.78%

Epiphany FFV Fund - Class A with sales load

9.48%

27.93%

-1.66%

Epiphany FFV Fund - Class A without sales load

15.22%

34.57%

0.74%

Epiphany FFV Fund - Class C with contingent deferred sales charge

13.65%

32.65%

-1.56%

Epiphany FFV Fund - Class C without contingent deferred sales charge

14.65%

33.65%

-1.56%

S&P 500 Total Return Index  (2)

15.66%

38.84%

-3.04%

Domini 400 Social Index  (2)

15.36%

38.03%

-3.53%

*  The  Performance  data  quoted  is  historical.  Past  performance  is  no guarantee  of future  results.  Current  performance may be higher or  lower  than  the  performance  data  quoted.  The  principal  value  and  investment  return  of  an  investment  will  fluctuate  so  that  your

shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect  the deduction of taxes

that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is January 8, 2007, Class A is March 19, 2008 and Class C is February 13, 2008.

(2) Since inception return assumes inception date of January 8, 2007.

The  S&P  500  Total  Return  Index  and  Domini  400  Social  Index  are  unmanaged  indexes.   Index  returns  assume  reinvestment  of

dividends.   Investors  may  not  invest  in  the  Indexes  directly;  unlike  the  Fund's  returns,  the  Indexes  do  not  reflect  any  fees  or expenses.

Top Holdings By Industry

% of Net Assets

Food

9.0%

Insurance

7.9%

Banks

7.6%

Telecommunications

6.1%

Retail

6.0%

Computers

5.5%

Oil & Gas

5.0%

Electronics

4.7%

Miscellaneous Manufacturing

4.5%

Semiconductors

4.1%

Other, Cash & Cash Equivalents

39.6%

Total

100.0%

EPIPHANY FFV FOCUSED FUND

PORTFOLIO REVIEW

April 30, 2010 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2010, compared to its benchmarks:

Since Inception  (1)

Epiphany FFV Focused Fund - Class N

10.70%

S&P 500 Total Return Index

6.62%

Domini 400 Social Index

6.02%

* The Performance  data  quoted  is historical.  Past  performance  is no guarantee  of future  results.  Current  performance  may be  higher or lower than  the  performance  data  quoted.  The  principal  value  and investment  return  of an investment  will  fluctuate  so that  your shares,

when  redeemed,  may  be  worth  more  or  less  than  their  original  cost.     The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.  Returns  greater  than  1  year  are  annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010.

The  S&P  500  Total  Return  Index  and  Domini  400  Social  Index  are  unmanaged  indexes.   Index  returns  assume  reinvestment  of

dividends.  Investors may not invest in the Indexes directly; unlike the Fund's returns, the Indexes do not reflect any fees or expenses.

Top Holdings By Industry

% of Net Assets

Computers

8.4%

Retail

7.9%

Food

7.3%

Insurance

6.6%

Telecommunications

5.7%

Banks

5.5%

Pipelines

5.2%

Miscellaneous Manufacturing

5.2%

Oil & Gas

5.1%

Pharmaceuticals

4.8%

Other, Cash & Cash Equivalents

38.3%

Total

100.0%

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO REVIEW

April 30, 2010 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2010, compared to its benchmarks:

Since Inception  (1)

Epiphany FFV Strategic Income Fund - Class N

-0.53%

Epiphany FFV Strategic Income Fund - Class I

-0.55%

Barclays Capital Intermediate Aggregate Bond Index  (2)

0.76%

* The Performance  data  quoted  is historical.  Past  performance  is no guarantee  of future  results.  Current  performance  may be  higher or lower than  the  performance  data  quoted.  The  principal  value  and investment  return  of an investment  will  fluctuate  so that  your shares,

when  redeemed,  may  be  worth  more  or  less  than  their  original  cost.     The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.  Returns  greater  than  1  year  are  annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010 and Class I is March 16, 2010.

(2) Since inception return assumes inception date of March 1, 2010.

The  Barclays  Capital  Intermediate  Aggregate  Bond  Index  is  an  unmanaged  index.   Index  returns  assume  reinvestment  of  dividends.

Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Security Type

% of Net Assets

Bonds & Notes

60.1%

Preferred Stock

21.4%

Common Stock

  8.6%

Other, Cash & Cash Equivalents

9.9%

Total

100.0%

EPIPHANY LARGE CAP CORE FUND

PORTFOLIO REVIEW

April 30, 2010 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2010, compared to its benchmarks:

Since Inception  (1)

Epiphany Large Cap Core Fund - Class N

11.00%

S&P 500 Total Return Index

6.62%

Domini 400 Social Index

6.02%

* The Performance  data  quoted  is historical.  Past  performance  is no guarantee  of future  results.  Current  performance  may be  higher or lower than  the  performance  data  quoted.  The  principal  value  and investment  return  of an investment  will  fluctuate  so that  your shares,

when  redeemed,  may  be  worth  more  or  less  than  their  original  cost.     The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.  Returns  greater  than  1  year  are  annualized.  For performance information current to the most recent month-end, please call 1-800-320-2185.

(1) Inception date for Class N is March 1, 2010.

The  S&P  500  Total  Return  Index  and  Domini  400  Social  Index  are  unmanaged  indexes.   Index  returns  assume  reinvestment  of

dividends.  Investors may not invest in the Indexes directly; unlike the Fund's returns, the Indexes do not reflect any fees or expenses.

Top Holdings By Industry

% of Net Assets

Oil & Gas

9.4%

Banks

7.9%

Computers

7.5%

Pharmaceuticals

6.6%

Retail

5.7%

Food

5.4%

Telecommunications

4.2%

Insurance

4.1%

Software

3.7%

Semiconductors

3.6%

Other, Cash & Cash Equivalents

41.9%

Total

100.0%

EPIPHANY FFV FUND

PORTFOLIO OF INVESTMENTS

April 30, 2010 (Unaudited)

Shares

Value

COMMON STOCK - 98.5%

ADVERTISING - 0.8%

1,322

Omnicom Group, Inc.

$

56,397

AEROSPACE/DEFENSE - 3.5%

910

L-3 Communications Holdings, Inc.

85,149

1,160

Northrop Grumman Corp.

78,683

1,000

United Technologies Corp.

74,950

238,782

AUTO PARTS & EQUIPMENT - 0.8%

1,670

Johnson Controls, Inc.

56,095

BANKS - 7.6%

1,300

Bank of Montreal

80,587

1,711

Bank of New York Mellon Corp. (The)

53,263

2,000

BB&T Corp.

66,480

800

M&T Bank Corp.

69,880

1,030

Northern Trust Corp.

56,629

1,180

PNC Financial Services Group, Inc.

79,308

750

Toronto-Dominion Bank (The)

55,845

2,040

US Bancorp

54,611

516,603

BIOTECHNOLOGY - 1.0%

1,710

Gilead Sciences, Inc.  *

67,836

CHEMICALS - 3.5%

820

Eastman Chemical Co.

54,874

600

Lubrizol Corp.

54,204

641

Monsanto Co.

40,421

1,030

Praxair, Inc.

86,283

235,782

COMMERCIAL SERVICES - 1.4%

1,240

Automatic Data Processing, Inc.

53,766

2,200

Western Union Co. (The)

40,150

93,916

COMPUTERS - 5.5%

1,260

Accenture PLC - Cl. A

54,986

230

Apple, Inc.  *

60,058

3,900

EMC Corp.  *

74,139

1,040

Hewlett-Packard Co.

54,049

770

Research In Motion Ltd.  *

54,816

1,880

Western Digital Corp.  *

77,249

375,297

DIVERSIFIED FINANCIAL SERVICES - 1.6%

1,180

American Express Co.

54,422

1,700

NYSE Euronext

55,471

109,893

See accompanying notes to financial statements.

EPIPHANY FFV FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Shares

Value

ELECTRIC - 3.4%

2,100

Edison International

$

72,177

1,120

FPL Group, Inc.

58,296

2,460

Northeast Utilities

68,363

747

Progress Energy, Inc.

29,820

228,656

ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%

1,100

Emerson Electric Co.

57,453

ELECTRONICS - 4.7%

2,200

Arrow Electronics, Inc.  *

67,100

2,140

Avnet, Inc.  *

68,416

8,780

Flextronics International Ltd.  *

67,957

4,100

Jabil Circuit, Inc.

62,812

1,800

Tyco Electronics Ltd.

57,816

324,101

FOOD - 9.0%

1,900

Campbell Soup Co.

68,134

3,200

ConAgra Foods, Inc.

78,304

810

General Mills, Inc.

57,656

1,240

HJ Heinz Co.

58,119

1,990

Hormel Foods Corp.

81,112

1,520

Kellogg Co.

83,509

2,240

Safeway, Inc.

52,864

5,520

Sara Lee Corp.

78,494

1,840

Sysco Corp.

58,034

616,226

GAS - 1.0%

1,780

AGL Resources, Inc.

70,328

HEALTHCARE-PRODUCTS - 3.6%

1,590

Covidien PLC

76,304

1,860

Medtronic, Inc.

81,263

2,100

St Jude Medical, Inc.  *

85,722

243,289

HEALTHCARE-SERVICES - 2.4%

1,740

Humana, Inc.  *

79,553

1,110

Laboratory Corp. of America Holdings  *

87,213

166,766

HOME FURNISHINGS - 0.8%

510

Whirlpool Corp.

55,524

INSURANCE - 7.9%

1,660

Aflac, Inc.

84,594

1,270

AON Corp.

53,924

1,000

PartnerRe Ltd.

77,580

2,750

Progressive Corp. (The)

55,248

See accompanying notes to financial statements.

EPIPHANY FFV FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Shares

Value

INSURANCE (continued) - 7.9%

1,400

StanCorp Financial Group, Inc.

$

62,944

2,180

Sun Life Financial, Inc.

63,939

1,550

Travelers Cos, Inc. (The)

78,647

2,680

Unum Group

65,580

542,456

MACHINERY-CONSTRUCTION & MINING - 1.0%

1,020

Caterpillar, Inc.

69,452

MACHINERY-DIVERSIFIED - 0.8%

970

Deere & Co.

58,025

MEDIA - 1.1%

2,320

McGraw-Hill Cos, Inc. (The)

78,230

MISCELLANEOUS MANUFACTURING - 4.5%

650

3M Co.

57,635

1,360

Cooper Industries PLC

66,776

1,110

Dover Corp.

57,964

700

Eaton Corp.

54,012

1,360

Illinois Tool Works, Inc.

69,496

305,883

OIL & GAS - 5.0%

770

Apache Corp.

78,355

3,100

Chesapeake Energy Corp.

73,780

910

Murphy Oil Corp.

54,737

1,320

Noble Corp.  *

52,127

1,720

XTO Energy, Inc.

81,734

340,733

OIL & GAS SERVICES - 3.1%

2,580

Halliburton Co.

79,077

1,820

National Oilwell Varco, Inc.

80,135

780

Schlumberger Ltd.

55,708

214,920

PACKAGING & CONTAINERS - 0.7%

1,520

Bemis Co., Inc.

46,223

PHARMACEUTICALS - 2.4%

1,160

Abbott Laboratories

59,346

1,860

AmerisourceBergen Corp.

57,381

780

Cephalon, Inc.  *

50,076

166,803

PIPELINES - 1.6%

2,390

Spectra Energy Corp.

55,783

2,340

Williams Cos, Inc. (The)

55,247

111,030

See accompanying notes to financial statements.

EPIPHANY FFV FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Shares

Value

REITS - 0.8%

3,240

Annaly Capital Management, Inc.

$

54,918

RETAIL - 6.0%

1,700

Best Buy Co., Inc.

77,520

1,320

Costco Wholesale Corp.

77,986

1,600

Darden Restaurants, Inc.

71,600

980

Kohl's Corp.  *

53,890

1,300

Nordstrom, Inc.

53,729

1,620

TJX Cos, Inc.

75,071

409,796

SAVINGS & LOANS - 1.2%

5,970

Hudson City Bancorp, Inc.

79,401

SEMICONDUCTORS - 4.1%

1,703

Analog Devices, Inc.

50,971

2,400

Intel Corp.

54,792

2,680

Marvell Technology Group Ltd.  *

55,342

8,100

ON Semiconductor Corp.  *

64,314

2,080

Texas Instruments, Inc.

54,101

279,520

TELECOMMUNICATIONS - 6.1%

1,760

Amdocs Ltd.  *

56,214

2,000

CenturyTel, Inc.

68,220

2,300

Cisco Systems, Inc.  *

61,916

1,350

Harris Corp.

69,498

1,028

QUALCOMM, Inc.

39,825

2,430

Rogers Communications, Inc.

86,532

1,340

Verizon Communications, Inc.

38,713

420,918

TOYS/GAMES/HOBBIES - 0.8%

1,500

Hasbro, Inc.

57,540

TOTAL COMMON STOCK  (Cost - $6,376,211)

6,748,792

TOTAL INVESTMENTS - 98.5%  (Cost - $6,376,211)(a)

$

6,748,792

OTHER ASSETS LESS LIABILITIES - 1.5%

103,197

NET ASSETS - 100.0%

$

6,851,989

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation

$

462,688

Unrealized depreciation

(90,107)

Net unrealized appreciation

$

372,581

* Non-income producing security

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND

PORTFOLIO OF INVESTMENTS

April 30, 2010 (Unaudited)

Shares

Value

COMMON STOCK - 96.3%

AEROSPACE/DEFENSE - 1.9%

150

Northrop Grumman Corp.

$

10,174

BANKS - 5.5%

290

Bank of New York Mellon Corp (The)

9,028

150

PNC Financial Services Group, Inc.

10,081

140

Toronto-Dominion Bank (The)

10,424

29,533

BEVERAGES - 1.7%

275

Dr. Pepper Snapple Group, Inc.

9,001

CHEMICALS - 3.4%

120

Eastman Chemical Co.

8,030

110

Lubrizol Corp.

9,937

17,967

COMPUTERS - 8.4%

30

Apple, Inc.  *

7,834

450

EMC Corp.  *

8,555

180

Hewlett-Packard Co.

9,355

840

iGate Corp.

10,399

210

Western Digital Corp.  *

8,629

44,772

DIVERSIFIED FINANCIAL SERVICES - 2.1%

340

NYSE Euronext

11,094

ELECTRIC - 1.5%

280

Northeast Utilities

7,781

ELECTRONICS - 3.6%

320

Arrow Electronics, Inc.  *

9,760

290

Tyco Electronics Ltd.

9,315

19,075

FOOD - 7.3%

270

Campbell Soup Co.

9,682

380

ConAgra Foods, Inc.

9,299

690

Sara Lee Corp.

9,812

320

Sysco Corp.

10,093

38,886

GAS - 0.4%

60

AGL Resources, Inc.

2,371

HEALTHCARE-PRODUCTS - 3.1%

170

Covidien PLC

8,158

190

Medtronic, Inc.

8,301

16,459

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Shares

Value

HEALTHCARE-SERVICES - 3.4%

190

Humana, Inc.  *

$

8,687

120

Laboratory Corp. of America Holdings  *

9,428

18,115

HOME FURNISHINGS - 2.0%

100

Whirlpool Corp.

10,887

HOUSEHOLD PRODUCTS/WARES - 1.5%

130

Kimberly-Clark Corp.

7,964

INSURANCE - 6.6%

160

Aflac, Inc.

8,154

110

PartnerRe Ltd.

8,534

170

Travelers Cos, Inc. (The)

8,626

400

Unum Group

9,788

35,102

MACHINERY-DIVERSIFIED - 1.7%

150

Deere & Co.

8,973

MISCELLANEOUS MANUFACTURING - 5.2%

200

Cooper Industries PLC

9,820

200

Dover Corp.

10,444

100

Eaton Corp.

7,716

27,980

OIL & GAS - 5.1%

400

Chesapeake Energy Corp.

9,520

170

Murphy Oil Corp.

10,225

190

Noble Corp.  *

7,503

27,248

OIL & GAS SERVICES - 2.0%

240

National Oilwell Varco, Inc.

10,567

PHARMACEUTICALS - 4.8%

170

Abbott Laboratories

8,697

130

Cephalon, Inc.  *

8,346

390

Endo Pharmaceuticals Holdings, Inc.  *

8,541

25,584

PIPELINES - 5.2%

170

Oneok, Inc.

8,354

440

Spectra Energy Corp.

10,270

400

Williams Cos., Inc. (The)

9,444

28,068

REITS - 1.6%

520

Annaly Capital Management, Inc.

8,814

See accompanying notes to financial statements.

EPIPHANY FFV FOCUSED FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Shares

Value

RETAIL - 7.9%

235

Best Buy Co., Inc.

$

10,716

225

Darden Restaurants, Inc.

10,069

250

Nordstrom, Inc.

10,332

235

TJX Cos, Inc.

10,890

42,007

SEMICONDUCTORS - 3.3%

1,140

ON Semiconductor Corp.  *

9,052

330

Texas Instruments, Inc.

8,583

17,635

TELECOMMUNICATIONS - 5.7%

270

Amdocs Ltd.  *

8,624

250

BCE, Inc.

7,525

310

Cisco Systems, Inc.  *

8,345

200

Verizon Communications, Inc.

5,778

30,272

TRANSPORTATION - 1.4%

130

Canadian Pacific Railway Ltd.

7,652

TOTAL COMMON STOCK (Cost - $503,952)

513,981

EXCHANGE TRADED FUNDS - 0.0%

EQUITY FUND - 0.0%

1

SPDR S&P 500 ETF Trust

119

(Cost - $112)

SHORT-TERM INVESTMENTS - 2.7%

MONEY MARKET FUND - 2.7%

14,434

Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.25% **

(Cost - $14,434)

14,434

TOTAL INVESTMENTS - 99.0%  (Cost - $518,498)(a)

$

528,534

OTHER ASSETS LESS LIABILITIES - 1.0%

5,608

NET ASSETS - 100.0%

$

534,142

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation

$

17,148

Unrealized depreciation

(7,112)

Net unrealized appreciation

$

10,036

* Non-income producing security

** Money market fund; interest rate reflects seven day effective yield on April 30, 2010

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2010 (Unaudited)

Shares

Value

COMMON STOCK - 8.6%

DIVERSIFIED FINANCIAL SERVICES - 0.7%

500

AllianceBernstein Holding LP

$

15,695

ELECTRIC - 0.6%

362

Pinnacle West Capital Corp.

13,517

INVESTMENT COMPANIES - 0.5%

995

PennantPark Investment Corp.

10,885

PIPELINES - 3.8%

222

Buckeye Partners LP

13,493

386

Enterprise Products Partners LP

13,688

291

Magellan Midstream Partners LP

13,849

239

MarkWest Energy Partners LP

7,349

602

Spectra Energy Corp.

14,051

488

Targa Resources Partners LP

13,059

263

Williams Partners LP

11,128

86,617

REITS - 0.9%

638

Annaly Capital Management, Inc.

10,814

466

Walter Investment Management Corp.

8,449

19,263

SEMICONDUCTORS - 0.4%

324

Microchip Technology, Inc.

9,464

TELECOMMUNICATIONS - 1.7%

385

BCE, Inc.

11,588

388

Consolidated Communications Holdings, Inc.

7,197

236

Verizon Communications, Inc.

6,818

600

Vodafone Group PLC

13,320

38,923

TOTAL COMMON STOCK  (Cost - $195,753)

194,364

Par Value

Coupon Rate %

Maturity

BONDS & NOTES - 60.1%

AUTO PARTS & EQUIPMENT - 2.4%

50,000

Johnson Controls, Inc.

5.500%

1/15/2016

54,229

BANKS - 5.2%

60,000

Bank of New York Mellon Corp. (The)

4.300%

5/15/2014

63,638

50,000

BB&T Corp.

4.750%

10/1/2012

52,729

116,367

CHEMICALS - 1.2%

24,000

Praxair, Inc.

4.375%

3/31/2014

25,730

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Par Value

Coupon Rate %

Maturity

Value

ELECTRIC - 3.4%

70,000

FirstEnergy Corp.

6.450%

11/15/2011

$

74,320

50,000

Progress Energy, Inc.

7.100%

3/1/2011

52,423

126,743

FOOD - 2.9%

60,000

ConAgra Foods, Inc.

5.875%

4/15/2014

66,271

INSURANCE - 2.3%

50,000

Hartford Financial Services Group, Inc.

5.500%

10/15/2016

52,093

MORTGAGE BACKED SECURITIES - 0.8%

2,067

Branch Banking & Trust

7.000%

2/15/2024

2,264

2,336

Chase Home Finance LLC

6.500%

4/15/2026

2,536

829

CitiMortgage Inc

7.000%

8/15/2023

912

364

Midfirst Bank

9.500%

3/15/2021

398

2,303

Midfirst Bank

9.000%

5/15/2021

2,568

482

Midfirst Bank

9.000%

2/15/2022

538

787

Wells Fargo Home Mortgage

9.000%

6/15/2021

860

1,289

Wells Fargo Home Mortgage

8.500%

4/15/2022

1,440

903

Wells Fargo Home Mortgage

7.000%

9/15/2023

995

5,372

Wells Fargo Home Mortgage

6.500%

1/15/2024

5,838

18,350

MUNICIPAL - 12.5%

85,000

Maryland Community Development Administration

6.500%

3/1/2043

85,151

30,000

New Mexico Mortgage Finance Authority

6.350%

1/1/2028

30,658

45,000

New Mexico Mortgage Finance Authority

5.820%

7/1/2030

45,906

50,000

Oklahoma Housing Finance Agency

5.410%

3/1/2014

52,346

65,000

Wisconsin Housing & Economic Development Authority

5.180%

9/1/2012

66,290

280,351

OIL & GAS - 1.8%

40,000

Chesapeake Energy Corp.

6.875%

3/31/2014

39,950

PIPELINES - 1.4%

30,000

Oneok, Inc.

5.200%

6/15/2015

31,902

US GOVERNMENT - 13.2%

40,000

United States Treasury Note

2.375%

2/28/2015

40,027

70,000

United States Treasury Note - TIP Bond

3.375%

1/15/2012

91,589

70,000

United States Treasury Note - TIP Bond

2.000%

4/15/2012

78,599

70,000

United States Treasury Note - TIP Bond

2.000%

1/15/2014

87,922

298,137

US GOVERNMENT AGENCY - 10.8%

50,000

Federal Home Loan Bank

4.500%

11/15/2012

53,844

50,000

Federal Home Loan Mortgage Co.

2.750%

4/29/2014

50,375

50,000

Federal National Mortgage Association

4.750%

12/15/2010

51,344

40,000

Federal National Mortgage Association

4.625%

10/15/2014

43,676

5,273

Government National Mortgage Association

8.000%

2/15/2023

5,968

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Par Value

Coupon Rate %

Maturity

Value

US GOVERNMENT AGENCY (continued) - 10.8%

5,366

Government National Mortgage Association

7.500%

12/15/2023

$

6,033

9,244

Government National Mortgage Association

6.500%

2/15/2027

10,010

19,085

Government National Mortgage Association

7.000%

4/15/2028

20,999

242,249

TOTAL BONDS & NOTES (Cost - $1,344,056)

1,352,372

Shares

PREFERRED STOCK - 21.4%

Rate

AUTO MANUFACTURERS - 1.3%

1,200

Ford Motor Co.

7.500%

29,760

BANKS - 4.4%

1,200

Barclays Bank PLC

6.625%

26,208

800

PNC Capital Trust E

7.750%

21,056

1,200

Santander Finance Preferred SA Unipersonal

6.410%

26,088

1,000

Susquehana Capital Group

9.375%

25,600

98,952

DIVERSIFIED FINANCIAL SERVICES - 0.9%

800

National City Capital Trust IV

8.000%

20,560

ELECTRIC - 1.3%

1,000

Dominion Resources, Inc.

8.375%

28,320

INSURANCE - 6.3%

600

AAG Holding Co., Inc.

7.500%

14,664

1,200

American Financial Group, Inc.

7.125%

28,500

1,200

Aspen Insurance Holdings Ltd.

7.401%

27,840

1,200

Axis Capital Holdings Ltd.

7.250%

29,268

800

Hartford Financial Service Group, Inc.

7.250%

21,224

1,000

ING Groep NV

7.250%

20,220

141,716

OIL & GAS - 1.4%

1,400

GMX Resources, Inc.

9.250%

32,200

REITS - 4.9%

800

Digital Realty Trust, Inc.

7.875%

20,080

1,000

Duke Realty Corp.

7.250%

24,110

1,000

Health Care REIT, Inc.

7.875%

25,107

800

Kimco Realty Corp.

7.750%

20,632

800

Public Storage

7.250%

20,496

110,425

SAVINGS & LOANS - 0.9%

800

Sovereign Capital Trust V

7.750%

20,104

TOTAL PREFERRED STOCK (Cost - $484,793)

482,037

See accompanying notes to financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Shares

Value

SHORT-TERM INVESTMENTS - 9.0%

MONEY MARKET FUND - 9.0%

203,344

Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.25% **

$

203,344

(Cost - $203,344)

TOTAL INVESTMENTS - 99.1%  (Cost - $2,227,946)(a)

$

2,232,117

OTHER ASSETS LESS LIABILITIES - 0.9%

19,290

NET ASSETS - 100.0%

$

2,251,407

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation

$

15,457

Unrealized depreciation

(11,286)

Net unrealized appreciation

$

4,171

* Non-income producing security

** Money market fund; interest rate reflects seven day effective yield on April 30, 2010

See accompanying notes to financial statements.

EPIPHANY LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2010 (Unaudited)

Shares

Value

COMMON STOCK - 97.7%

AEROSPACE/DEFENSE - 3.5%

68

General Dynamics Corp.

$

5,192

79

Northrop Grumman Corp.

5,359

10,551

AGRICULTURE - 1.7%

103

Philip Morris International, Inc.

5,055

BANKS - 7.9%

104

Bank of Montreal

6,447

36

Goldman Sachs Group, Inc. (The)

5,227

136

JPMorgan Chase & Co.

5,791

96

PNC Financial Services Group

6,452

23,917

CHEMICALS - 2.4%

91

EI du Pont de Nemours & Co.

3,625

39

Lubrizol Corp.

3,523

7,148

COMPUTERS - 7.5%

23

Apple, Inc.  *

6,006

291

EMC Corp.  *

5,532

104

Hewlett-Packard Co.

5,405

44

International Business Machines Corp.

5,676

22,619

DIVERSIFIED FINANCIAL SERVICES - 2.1%

135

Ameriprise Financial, Inc.

6,259

ELECTRIC - 1.7%

154

American Electric Power Co., Inc.

5,282

ELECTRONICS - 2.0%

193

Tyco Electronics Ltd.

6,199

FOOD - 5.4%

218

ConAgra Foods, Inc.

5,334

77

General Mills, Inc.

5,481

384

Sara Lee Corp.

5,460

16,275

HEALTHCARE-PRODUCTS - 1.7%

79

Johnson & Johnson

5,080

HEALTHCARE-SERVICES - 3.1%

78

DaVita, Inc.  *

4,870

84

WellPoint, Inc.  *

4,519

9,389

See accompanying notes to financial statements.

EPIPHANY LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Shares

Value

ELECTRIC - 3.4%

54

Whirlpool Corp.

$

5,879

HOUSEHOLD PRODUCTS/WARES - 1.8%

89

Kimberly-Clark Corp.

5,452

INSURANCE - 4.1%

138

MetLife, Inc.

6,290

248

Unum Group

6,069

12,359

MACHINERY-DIVERSIFIED - 1.7%

44

Flowserve Corp.

5,041

MEDIA - 2.1%

324

Comcast Corp.

6,396

MINING - 1.0%

42

Freeport-McMoRan Copper & Gold, Inc.

3,172

MISCELLANEOUS MANUFACTURING - 3.5%

109

Cooper Industries PLC

5,352

280

General Electric Co.

5,281

10,633

OIL & GAS - 9.4%

152

Chesapeake Energy Corp.

3,618

70

Chevron Corp.

5,701

102

ConocoPhillips

6,037

82

Exxon Mobil Corp.

5,564

35

Newfield Exploration Co.  *

2,037

136

Noble Corp.  *

5,371

28,328

PHARMACEUTICALS - 6.6%

97

Abbott Laboratories

4,962

195

Bristol-Myers Squibb Co.

4,932

78

McKesson Corp.

5,055

228

Mylan, Inc.  *

5,023

19,972

PIPELINES - 3.6%

110

Oneok, Inc.

5,405

234

Williams Cos, Inc. (The)

5,525

10,930

REITS - 2.1%

367

Annaly Capital Management, Inc.

6,221

See accompanying notes to financial statements.

EPIPHANY LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2010 (Unaudited)

Shares

Value

RETAIL - 5.7%

133

Best Buy Co., Inc.

$

6,065

108

Ross Stores, Inc.

6,048

99

Wal-Mart Stores, Inc.

5,311

17,424

SEMICONDUCTORS - 3.6%

217

Texas Instruments, Inc.

5,644

210

Xilinx, Inc.

5,414

11,058

SOFTWARE - 3.7%

184

Microsoft Corp.

5,619

213

Oracle Corp.

5,504

11,123

TELECOMMUNICATIONS - 4.2%

110

AT&T, Inc.

2,867

136

BCE, Inc.

4,094

210

Cisco Systems, Inc.  *

5,653

12,614

TOYS/GAMES/HOBBIES - 2.0%

259

Mattel, Inc.

5,970

TRANSPORTATION - 1.7%

69

Union Pacific Corp.

5,220

TOTAL COMMON STOCK  (Cost - $293,303)

295,566

EXCHANGE TRADED FUNDS - 0.0%

EQUITY FUND - 0.0%

1

SPDR S&P 500 ETF Trust

119

(Cost - $112)

TOTAL INVESTMENTS - 97.7%  (Cost - $293,415)

$

295,685

OTHER ASSETS LESS LIABILITIES - 2.3%

7,024

NET ASSETS - 100.0%

$

302,709

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation

$

6,981

Unrealized depreciation

(4,711)

Net unrealized appreciation

$

2,270

* Non-income producing security

See accompanying notes to financial statements.

EPIPHANY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (Unaudited)

Epiphany

Epiphany

Epiphany

Epiphany

FFV

FFV Focused

FFV Strategic

Large Cap Core

Fund

Fund

Income Fund

Fund

Assets:

Investments, at cost

$

6,376,211

$

518,498

$

2,227,946

$

293,415

Investments in securities, at value

$

6,748,792

$

528,534

$

2,232,117

$

295,685

Cash

-

15

-

-

Receivable for securities sold

1,846,116

-

-

1,401

Receivable from manager

26,355

15,541

13,300

22,851

Interest and dividends receivable

11,431

552

15,295

332

Receivable for fund shares sold

25

-

-

-

Prepaid expenses and other assets

11,610

-

-

-

Total Assets

8,644,329

544,642

2,260,712

320,269

Liabilities:

Due to custodian

1,748,482

-

-

200

Payable for distribution fees

3,620

118

423

59

Trustees fees payable

2,959

216

316

561

Fund accounting fees payable

2,394

1,721

1,223

2,411

Transfer agent fees payable

2,075

920

772

1,610

Administration fees payable

1,562

1,082

274

1,071

Custody fees payable

972

1,147

841

1,147

Compliance officer fees payable

860

820

1,202

2,131

Accrued expenses and other liabilities

29,416

4,476

4,254

8,370

Total Liabilities

1,792,340

10,500

9,305

17,560

Net Assets

$

6,851,989

$

534,142

$

2,251,407

$

302,709

Net Assets:

Paid in capital ($0 par value, unlimited shares authorized

$

6,360,542

$

524,125

$

2,245,334

$

300,125

Undistributed net investment income (loss)

4,581

-

1,219

114

Accumulated net realized gain (loss) on investments

114,285

(19)

683

200

Net unrealized appreciation (depreciation) on investments

372,581

10,036

4,171

2,270

Net Assets

$

6,851,989

$

534,142

$

2,251,407

$

302,709

Net Asset Value Per Share

Class N

Net Assets

$

6,671,739

$

534,142

$

2,151,901

$

302,709

Shares of beneficial interest outstanding

761,500

48,246

216,424

27,259

Net asset value, offering and redemption price per share (a)

$

8.76

$

11.07

$

9.94

$

11.10

Class A

Net Assets

$

100,158

n/a

n/a

n/a

Shares of beneficial interest outstanding

11,438

n/a

n/a

n/a

Net asset value and redemption price per share (a)

$

8.76

n/a

n/a

n/a

Offering price per share (maximum sales charge of 5.00%)

$

9.22

n/a

n/a

n/a

Class C

Net Assets

$

80,092

n/a

n/a

n/a

Shares of beneficial interest outstanding

9,174

n/a

n/a

n/a

Net asset value, offering and redemption price per share(a,b)

$

8.73

n/a

n/a

n/a

Class I

Net Assets

n/a

n/a

$

99,506

n/a

Shares of beneficial interest outstanding

n/a

n/a

10,017

n/a

Net asset value, offering and redemption price per share (a)

n/a

n/a

$

9.93

n/a

(a)  A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.

(b)  A contingent deferred sales charge ("CDSC") of 1.00% is imposed  in the event of certain redemption transactions within one year of purchase.

See accompanying notes to financial statements.

EPIPHANY FUNDS

STATEMENT OF OPERATIONS

April 30, 2010 (Unaudited)

Epiphany

Epiphany

Epiphany

Epiphany

FFV

FFV Focused

FFV Strategic

Large Cap Core

Fund

Fund

Income Fund

Fund

Investment Income:

Interest income

$

250

$

12

$

3,435

$

6

Dividend income

58,698

787

1,534

446

Less: Foreign withholding taxes

(394)

(10)

-

-

Total Investment Income

58,554

789

4,969

452

Operating Expenses:

Management fees

14,592

352

904

176

Distribution fees

    Class N Shares

115

-

-

-

    Class A Shares

356

118

423

-

    Class C Shares

6,557

-

-

59

Professional fees

20,174

1,618

2,373

4,206

Registration fees

9,904

3,689

2,705

3,689

Fund accounting fees

9,404

3,055

2,556

3,745

Administration fees

8,725

2,623

1,924

2,623

Custodian fees

5,264

1,147

841

1,147

Transfer agent fees

5,235

1,743

1,595

2,433

Trustees' fees

3,655

216

316

561

Insurance expense

1,069

324

475

841

Printing and postage expense

961

485

712

1,262

Compliance officer fees

860

820

1,202

2,131

Miscellaneous expenses

16,837

492

360

492

Total Operating Expenses

103,708

16,682

16,386

23,365

Less: Expenses waived and reimbursed

(60,735)

(15,893)

(14,204)

(23,027)

Net Operating Expenses

42,973

789

2,182

338

Net Investment Income (Loss)

15,581

-

2,787

114

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments

406,421

(19)

683

200

Net change in unrealized appreciation

    from investments

410,575

10,036

4,171

2,270

Net Realized and Unrealized

Gain on Investments

816,996

10,017

4,854

2,470

Net Increase in Net Assets

    Resulting From Operations

$

832,577

$

10,017

$

7,641

$

2,584

See accompanying notes to financial statements.

EPIPHANY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

Epiphany FFV Fund

Epiphany FFV Focused Fund

Six Months Ended

Period Ended

April 30, 2010

Year Ended

April 30, 2010

(Unaudited)

October 31, 2009

(Unaudited)(a)

Operations:

Net investment income

$

15,581

$

16,932

$

-

Net realized gain (loss) on investments

406,421

(165,146)

(19)

Net change in unrealized appreciation

on investments

410,575

433,519

10,036

Net increase in net assets

resulting from operations

832,577

285,305

10,017

Distributions to Shareholders:

Net Investment Income:

Class N

(11,799)

(17,784)

-

Class A

(213)

(556)

-

Class C

(51)

(17)

-

Total Dividends and Distributions

to Shareholders

(12,063)

(18,357)

-

Share Transactions of

Beneficial Interest:

Net proceeds from shares sold

Class N

5,857,461

1,068,638

524,125

Class A

2,900

32,215

-

Class C

60,758

11,300

-

Reinvestment of dividends and distributions

Class N

11,256

16,328

-

Class A

212

556

-

Class C

51

17

-

Cost of shares redeemed

Class N

(2,720,185)

(156,241)

-

Class A

(12)

(13,035)

-

Class C

(44)

(7,875)

-

Net increase in net assets from

share transactions of beneficial interest

3,212,397

951,903

524,125

Total Increase in Net Assets

4,032,911

1,218,851

534,142

Net Assets:

Beginning of period

2,819,078

1,600,227

-

End of period*

$

6,851,989

$

2,819,078

$

534,142

* Includes undistributed net investment

income at end of year

$

4,581

$

1,063

$

-

(a) The Epiphany FFV Focused Fund commenced operations March 1, 2010.

See accompanying notes to financial statements.

EPIPHANY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Epiphany FFV Fund

Epiphany FFV Focused Fund

Six Months Ended

Period Ended

April 30, 2010

Year Ended

April 30, 2010

(Unaudited)

October 31, 2009

(Unaudited)(a)

SHARE ACTIVITY

Class N:

Shares Sold

716,403

160,418

48,245

Shares Reinvested

1,339

2,459

-

Shares Redeemed

(313,374)

(24,705)

-

Net increase in shares of beneficial

interest outstanding

404,368

138,172

48,245

Class A:

Shares Sold

353

5,105

-

Shares Reinvested

26

82

-

Shares Redeemed

(1)

(2,108)

-

Net increase in shares of beneficial

interest outstanding

378

3,079

-

Class C:

Shares Sold

7,726

1,447

-

Shares Reinvested

6

3

-

Shares Redeemed

(5)

(1,105)

-

Net increase in shares of beneficial

interest outstanding

7,727

345

-

(a) The Epiphany FFV Focused Fund commenced operations March 1, 2010.

See accompanying notes to financial statements.

EPIPHANY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

Epiphany FFV Strategic Income Fund

Epiphany Large Cap Core Fund

Period Ended

Period Ended

April 30, 2010

April 30, 2010

(Unaudited)(a)

(Unaudited)(a)

Operations:

Net investment income

$

2,787

$

114

Net realized gain on investments

683

200

Net change in unrealized appreciation

on investments

4,171

2,270

Net increase in net assets

resulting from operations

7,641

2,584

Distributions to Shareholders:

Net Investment Income:

Class N

(1,413)

-

Class I

(155)

-

Total Dividends and Distributions

to Shareholders

(1,568)

-

Share Transactions of

Beneficial Interest:

Net proceeds from shares sold

Class N

2,143,756

300,125

Class I

100,010

-

Reinvestment of dividends and distributions

Class N

1,413

-

Class I

155

-

Cost of shares redeemed

Class N

-

-

Class I

-

-

Net increase in net assets from

share transactions of beneficial interest

2,245,334

300,125

Total Increase in Net Assets

2,251,407

302,709

Net Assets:

Beginning of period

-

-

End of period*

$

2,251,407

$

302,709

* Includes undistributed net investment

income at end of year

$

4,581

$

-

(a) The Epiphany FFV Strategic Income Fund and Large Cap Core Fund commenced operations March 1, 2010.

See accompanying notes to financial statements.

EPIPHANY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Epiphany FFV Strategic Income Fund

Epiphany Large Cap Core Fund

Period Ended

Period Ended

April 30, 2010

April 30, 2010

(Unaudited)(a)

(Unaudited)(a)

SHARE ACTIVITY

Class N:

Shares Sold

216,280

27,258

Shares Reinvested

142

-

Shares Redeemed

-

-

Net increase in shares of beneficial

interest outstanding

216,422

27,258

Class I:

Shares Sold

10,001

-

Shares Reinvested

16

-

Shares Redeemed

-

-

Net increase in shares of beneficial

interest outstanding

10,017

-

(a) The Epiphany FFV Strategic Income Fund and Large Cap Core Fund commenced operations March 1, 2010.

See accompanying notes to financial statements.

EPIPHANY FFV FUND

FINANCIAL HIGHLIGHTS

The  following  tables  set  forth  the  per  share  operating  performance  data  for  a share  of capital  stock outstanding,  total  return  ratios to average net assets and other supplemental data for the periods indicated.

Class N

Six Months Ended

Year Ended

Year Ended

Period Ended

April 30, 2010

October 31,

October 31,

October 31,

(Unaudited)

2009

2008

2007 *

Net asset value, beginning of period

$

7.63

$

7.02

$

10.05

$

10.00

Activity from investment operations:

Net investment income (loss) (1)

0.02

0.06

0.08

0.06

Net realized and unrealized gain (loss)

1.13

0.61

(2.90)

0.03

Total from investment operations

1.15

0.67

(2.82)

0.09

Less distributions from:

Net Investment Income

(0.02)

(0.06)

(0.07)

(0.04)

Net Realized Gains

0.00

0.00

(0.14)

0.00

Total distributions

(0.02)

(0.06)

(0.21)

(0.04)

Paid in capital from redemption fees

0.00    (2)

0.00

0.00

0.00

Net asset value, end of period

$

8.76

$

7.63

$

7.02

$

10.05

Total return  (3,4)

15.09%

9.76%

(28.55)%

0.92%  (5)

Ratios/Supplemental Data:

Net assets, end of period (in 000s)

$

6,672

$

2,724

$

1,536

$

1,193

Ratios of gross expenses to

average net assets:

3.83%  (6)

8.22%

10.55%

33.92%  (6)

Ratios of net expenses to

average net assets:

1.58%  (6)

1.50%

1.50%

1.50%  (6)

Ratios of net investment income (loss) to

average net assets:

0.59%  (6)

0.84%

0.95%

0.71%  (6)

Ratios of net investment income (loss) to

average net assets - pre waiver/recapture

(1.66)%  (6)

(5.87)%

(8.10)%

(31.71)%  (6)

Portfolio turnover rate

92%

41%

80%

116%

*    The Epiphany FFV Fund Class N commenced operations on January 8, 2007.

(1)  Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)  Redemption fees resulted in less than $0.01 per share.

(3)  Aggregate  (not  annualized)  total  return  is  shown  for  any period  shorter  than  one  year.   Total  return does  not  reflect  the deduction  of  taxes  that  a shareholder would pay on distributions or on the redemption of shares.

(4)  Assumes reinvestment of all dividends and distributions, if any.

(5)  Not annualized

(6)  Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FUND

FINANCIAL HIGHLIGHTS

The  following  tables  set  forth  the  per  share  operating  performance  data  for  a share  of capital  stock outstanding,  total  return  ratios to average net assets and other supplemental data for the periods indicated.

Class A

Six Months Ended

Year Ended

Period Ended

April 30, 2010

October 31,

October 31,

(Unaudited)

2009

2008 *

Net asset value, beginning of period

$

7.62

$

7.02

$

8.77

Activity from investment operations:

Net investment income (loss)  (1)

0.02

0.06

0.04

Net realized and unrealized gain (loss)

1.14

0.60

(1.75)

Total from investment operations

1.16

0.66

(1.71)

Less distributions from:

Net Investment Income

(0.02)

(0.06)

(0.04)

Net Realized Gains

0.00

0.00

0.00

Total distributions

(0.02)

(0.06)

(0.04)

Net asset value, end of period

$

8.76

$

7.62

$

7.02

Total return  (2,3)

15.22%

9.60%

(19.57)%  (4)

Ratios/Supplemental Data:

Net assets, end of period (in 000s)

$

100

$

84

$

56

Ratios of gross expenses to

average net assets:

3.83%  (5)

8.22%

10.53%  (5)

Ratios of net expenses to

average net asset:

1.58%  (5)

1.50%

1.50%  (5)

Ratios of net investment income (loss) to

average net assets:

0.54%  (5)

0.82%

0.90%  (5)

Ratios of net investment income (loss) to

average net assets - pre waiver/recapture

(1.71)%  (5)

(5.90)%

(8.13)%  (5)

Portfolio turnover rate

92%

41%

80%

*    The Epiphany FFV Fund Class A commenced operations on March 19, 2008.

(1)  Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)  Aggregate  (not  annualized)  total  return  is  shown  for  any period  shorter  than  one  year.   Total  return does  not  reflect  the deduction  of  taxes  that  a shareholder would pay on distributions or on the redemption of shares.

(3)  Assumes reinvestment of all dividends and distributions, if any.

(4)  Not annualized

(5)  Annualized

See accompanying notes to financial statements.

EPIPHANY FFV FUND

FINANCIAL HIGHLIGHTS

The  following  tables  set  forth  the  per  share  operating  performance  data  for  a share  of capital  stock outstanding,  total  return  ratios to average net assets and other supplemental data for the periods indicated.

Class C

Six Months Ended

Year Ended

Period Ended

April 30, 2010

October 31,

October 31,

(Unaudited)

2009

2008 *

Net asset value, beginning of period

$

7.62

$

7.02

$

9.08

Activity from investment operations:

Net investment income (loss) (1)

0.01

0.06

0.00    (2)

Net realized and unrealized gain (loss)

1.11

0.60

(2.08)

Total from investment operations

1.12

0.66

(2.08)

Less distributions from:

Net Investment Income

(0.01)

(0.06)

0.00    (3)

Net Realized Gains

0.00

0.00

0.00

Total distributions

(0.01)

(0.06)

0.00

Net asset value, end of period

$

8.73

$

7.62

$

7.00

Total return  (4,5)

14.65%

9.12%

(22.86)%  (6)

Ratios/Supplemental Data:

Net assets, end of period (in 000s)

$

80

$

11

$

8

Ratios of gross expenses to

average net assets:

4.58%  (7)

8.97%

11.13%  (7)

Ratios of net expenses to

average net assets:

2.33%  (7)

2.25%

2.25%  (7)

Ratios of net investment income (loss) to

average net assets:

0.04%  (7)

0.29%

0.04%  (7)

Ratios of net investment income (loss) to

average net assets - pre waiver/recapture

(2.21)%  (7)

(6.42)%

(8.83)%  (7)

Portfolio turnover rate

92%

41%

80%

*    The Epiphany FFV Fund Class C commenced operations on February 13, 2008.

(1)  Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)  Net investment income per share resulted in less than $0.01 per share.

(3)  Net investment income distribution was less than $0.01 per share.

(4)  Aggregate  (not  annualized)  total  return  is  shown  for  any period  shorter  than  one  year.   Total  return does  not  reflect  the deduction  of  taxes  that  a shareholder would pay on distributions or on the redemption of shares.

(5)  Assumes reinvestment of all dividends and distributions, if any.

(6)  Not annualized

(7)  Annualized

See accompanying notes to financial statements.

EPIPHANY FUNDS

FINANCIAL HIGHLIGHTS

The  following  tables  set  forth  the  per  share  operating  performance  data  for  a  share  of  capital  stock  outstanding,  total  return ratios to average net assets and other supplemental data for the periods indicated.

From Commencement of Operations* Through April 30, 2010

Epiphany

Epiphany

Epiphany FFV

Epiphany FFV

FFV Focused

Large Cap Core

Strategic Income

Strategic Income

Fund Class N

Fund Class N

Fund Class N

Fund Class I

Net asset value, beginning of period

$

10.00

$

10.00

$

10.00

$

10.00

Activity from investment operations:

Net investment income (loss)  (1)

0.00    (2)

0.01

0.03

0.02

Net realized and unrealized gain (loss)

1.07

1.09

(0.08)

(0.07)

Total from investment operations

1.07

1.10

(0.05)

(0.05)

Less distributions from:

Net Investment Income

-

-

(0.01)

(0.02)

Net Realized Gains

-

-

-

-

Total distributions

-

-

(0.01)

(0.02)

Net asset value, end of period

$

11.07

$

11.10

$

9.94

$

9.93

Total return  (3,4,5)

10.70%

11.00%

(0.53)%

(0.55)%

Ratios/Supplemental Data:

Net assets, end of period

$

534

$

303

$

2,152

$

100

Ratios of gross expenses to

average net assets: (6)

37.03%

103.84%

8.89%

15.39%

Ratios of expenses to

average net assets: (6)

1.75%

1.50%

1.25%

1.00%

Ratios of net investment income (loss) to

average net assets:  (6)

0.00%

0.51%

1.55%

2.08%

Ratios of net investment income (loss) to

average net assets - pre waiver: (6)

(35.28)%

(101.84)%

(6.09)%

(12.31)%

Portfolio turnover rate

1%

3%

4%

4%

*    Class  N  shares  for  all  Funds  commenced  operations  on  March  1,  2010;  Class  I  shares  for  Epiphany  FFV  Strategic  Income  Fund commenced operations on March 16, 2010.

(1)  Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)  Net investment loss resulted in less than $0.01 per share.

(3)  Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)  Assumes reinvestment of all dividends and distributions, if any.

(5)  Not annualized

(6)  Annualized

See accompanying notes to financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2010 (Unaudited)

(1)	ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust consists of four funds: the FFV Fund; the FFV Focused Fund; the FFV Strategic Income Fund and the Large Cap Core Fund (collectively the “Funds”).  The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  The Funds are registered to offer four classes of shares, Class N, Class A, Class C and Class I.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Each of the Funds are diversified and have the following investment objective.  The investment objective of the FFV Fund and the FFV Focused Fund is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the FFV Strategic Income Fund is to seek income from investments in income-producing securities issued by corporations whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the Large Cap Core Fund is to seek long-term growth of capital.  The investment adviser to the Funds is Trinity Fiduciary Partners LLC (the "Adviser").

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Investment Valuation—The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the "Board") has determined represents fair value.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At April 30, 2010, no securities were valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010 for the Funds assets and liabilities measured at fair value:

Epiphany FFV Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	6,748,792	-	-	6,748,792
Money Market Funds	-	-	-	-
Total	6,748,792	-	-	6,748,792

Epiphany FFV Focused Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	513,981	-	-	513,981
Exchange Traded Funds	119	-	-	119
Money Market Funds	14,434	-	-	14,434
Total	528,534	-	-	528,534

Epiphany FFV Strategic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	194,364	-	-	194,364
Bonds & Notes	-	1,352,372	-	1,352,372
Preferred Stocks	-	482,037	-	482,037
Money Market Funds	203,344	-	-	203,344
Total	397,708	1,834,409	-	2,232,117

Epiphany Large Cap Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	295,566	-	-	295,566
Exchange Traded Funds	119	-	-	119
Total	295,685	-	-	295,685

      The Funds did not hold any Level 3 securities during the period.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010 (Unaudited)

  b)         Federal Income Tax—The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2006-2008 returns and expected to be taken in the Funds’ 2009 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Funds identify its major tax jurisdictions as U.S. Federal and Ohio State.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the period ended April 30, 2010, the Fund did not incur any interest or penalties.

c)         Security Transactions and Other Income—Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

d)         Distribution to Shareholders— The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Epiphany FFV Fund	Quarterly	Annually
Epiphany FFV Focused Fund	Quarterly	Annually
Epiphany FFV Strategic Income Fund	Monthly	Annually
Epiphany Large Cap Core Fund	Quarterly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

e)         Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

f)         Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)         Allocation of Expenses—Expenses specifically attributable to a particular Fund are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds of the Trust or another reasonable basis.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010 (Unaudited)

(3)	INVESTMENT TRANSACTIONS

For the period ended April 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Epiphany FFV Fund	$ 7,911,352	$ 4,690,410
Epiphany FFV Focused Fund	505,915	1,835
Epiphany FFV Strategic Income Fund	2,080,474	54,900
Epiphany Large Cap Core Fund	299,327	6,112

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser (the “Adviser”).  A Trustee of the Trust is the Chief Executive Officer of the Adviser.

Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV, FFV Focused and Large Cap Core Funds and 0.50% of the average daily net assets of the FFV Strategic Income Fund.  Pursuant to a sub-advisory agreement, the Adviser pays the sub-adviser, Dana Investment Advisors, Inc., a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.075% of the FFV Fund, 0.5625% of the FFV Focused Fund, 0.375% of the FFV Strategic Income Fund and 0.6375% of the Large Cap Core Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until February 29, 2012 to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75%, 2.50%, 1.75% and 1.50% per annum for Class A, C, N and I shares respectively, of the FFV and FFV Focused Funds, 1.25%, 2.00%, 1.25%, and 1.00% per annum for Class A, C, N and I shares respectively, of the FFV Strategic Income Fund’s and 1.50%, 2.25%, 1.50% and 1.25% per annum for the Class A, C, N and I shares respectively, of the Large Cap Core Fund’s average daily net assets.  During the period ended April 30, 2010 the Adviser waived/reimbursed fees for the Funds as follows:

Portfolio

Waiver/Reimbursement

FFV Fund

$ 60,735

FFV Focused Fund

   15,893

FFV Strategic Income Fund

   14,204

Large Cap Core Fund

   23,027

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010 (Unaudited)

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the percentages indicated above the Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.75%, 2.50%, 1.75% and 1.50% per annum for Class A, C, N and I shares respectively, of the FFV and FFV Focused Funds, 1.25%, 2.00%, 1.25%, and 1.00% per annum for Class A, C, N and I shares respectively, of the FFV Strategic Income Fund’s and 1.50%, 2.25%, 1.50% and 1.25% per annum for the Class A, C, N and I shares respectively, of the Large Cap Core Fund’s average daily net assets.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

During the period ended April 30, 2010 the Adviser has the following waived expenses that may be recovered no later then the dates indicated:

(5)	REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the year ended April 30, 2010, the Funds assessed no redemption fees.

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2010, was as follows:

The tax character of distributions for the year ended October 31, 2009, was as follows:

As of October 31, 2009, the components of distributable earnings/(deficit) on a tax basis were as follows:

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010 (Unaudited)

The capital loss carryforward and net unrealized depreciation shown above differ from the corresponding accumulated net realized loss and net unrealized depreciation figures reported in the statements of assets and liabilities due to differing book/tax treatment of certain temporary book/tax differences such as the deferral of realized losses on wash sales.

At October 31, 2009, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on October 31 of the years indicated below:

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2010 Charles Schwab & Co., Inc. held 59.41% of the FFV Fund’s, 80.66% of the FFV Focused Fund’s, 64.27% of the FFV Strategic Income Fund’s and 65.77% of the Large Cap Core Fund’s shares in an omnibus account for the sole benefit of their customers, and may therefore be deemed to control each of the respective Funds.

(8)	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EPIPHANY FUNDS

EXPENSE EXAMPLES

April 30, 2010 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period(a)	Ending Account Value 4/30/10	Expenses Paid During Period(d)

Epiphany FFV Fund – Class N	1.58%	$1,000.00	$1,150.90	$ 8.43	$1,016.96	$ 7.90
Epiphany FFV Fund – Class A	1.58%	$1,000.00	$1,152.20	$ 8.43	$1,016.96	$ 7.90
Epiphany FFV Fund – Class C	2.33%	$1,000.00	$1,146.50	$ 12.40	$1,013.24	$ 11.63

	Fund’s Annualized Expense Ratio	Beginning Account Value 3/1/10	Ending Account Value 4/30/10	Expenses Paid During Period(b)	Ending Account Value 4/30/10	Expenses Paid During Period(d)

Epiphany FFV Focused Fund – Class N	1.75%	$1,000.00	$1,107.00	$ 3.08	$1,016.12	$ 8.75
Epiphany FFV Strategic Income Fund – Class N	1.25%	$1,000.00	$ 994.70	$ 6.18	$1,018.60	$ 6.26
Epiphany Large Cap Core Fund – Class N	1.50%	$1,000.00	$1,110.00	$ 2.64	$1,017.36	$ 7.50

	Fund’s Annualized Expense Ratio	Beginning Account Value 3/16/10	Ending Account Value 4/30/10	Expenses Paid During Period(c)	Ending Account Value 4/30/10	Expenses Paid During Period(d)

Epiphany FFV Strategic Income Fund – Class I	1.00%	$1,000.00	$ 994.50	$ 1.26	$1,019.84	$ 5.01

(a) Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

(b) Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61 days and divided by 365.

(c) Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 46 days and divided by 365.

(d) Hypothetical Expenses Paid During Period, assumes that the Fund’s were in operation for the full six month period ended 4/30/10, and are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

Approval of Advisory Agreement –The Epiphany Funds

In connection with a meeting held on December  28, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of Epiphany Funds (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between the Trust and Trinity Fiduciary Partners relative to the Epiphany FFV Focused Fund, the Epiphany FFV Strategic Income Fund and the Epiphany Core Equity Fund (each a “Fund” and collectively the “Funds”).

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees considered that, under the terms of the new management agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Adviser will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Trustees noted that they had discussed at the organizational board meeting, the history of the Adviser and the investment experience of its personnel, as well as the quality of the services that they expect to receive from the Adviser. The Trustees noted that they had also discussed the task of achieving positive Fund performance while staying within the constraints of the Catholic Scorecard™.  The Board noted that it had also considered the experience and resources to be dedicated to the Fund by the Adviser.

 Performance.  The Adviser's performance was evaluated by the Board and found to be acceptable for the purposes of approving the new management agreement regarding the Funds.  It was the consensus of the Trustees that the overall investment philosophy of the Adviser was satisfactory and that the research tools and overall approach employed by the Adviser would provide reasonable returns.

 Fees and Expenses.   As to comparative fees and expenses, the Trustees noted that they had also compared the total expense ratio of the Funds with the expense ratios of the funds in the peer group and had determined that the Funds’ contractual management fee and corresponding sub-advisory fees were within the range for the peer group, while the Funds’ total expense ratio was generally higher the range of total expenses of the peer group.  The Trustees noted that they also considered the Adviser’s agreement to waive fees or reimburse expenses to the extent that the Funds’ total operating expenses exceed certain limits, and that these fee waivers and expense reimbursements would be in effect under the Funds' management agreements.  The Trustees concluded that the Funds' management fees were acceptable in light of the quality of services the Funds expect to receive from the Adviser and the level of fees paid by funds in the peer group.

Economies of Scale. As to economies of scale and whether fee levels reflect those economies of scale, the Trustees noted that these factors were not relevant given the small size of the Funds; however, it was the consensus of the Board that the issue be revisited as the Funds grow.

Profitability.  As to the profits to be realized by the Adviser, the Trustees noted that they had reviewed the Adviser’s estimates of its profitability and its financial condition at the organizational board meeting.  Based on this review, the Trustees concluded that they were satisfied that the Adviser’s expected level of profitability from its relationship with the Fund was reasonable, competitive with that of comparable funds and not excessive under the new management agreement.

 Conclusion.  After discussion, it was the consensus of the Trustees, after considering all pertinent factors, that the proposed fees were reasonable and that the proposed management agreement should be approved.

Approval of Sub-Advisory Agreement

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dana Investment Advisors (“Dana” or the “Sub-Adviser”) and the Trust, on behalf of the Funds.

In its consideration of the approval of the Sub-Advisory Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Board noted that it had met with the professionals from Dana and had reviewed information regarding the skills and experience of the proposed sub-adviser and based on the recommendations of the Trust’s President, determined that Dana and its advisory personnel were qualified to manage the assets of the Funds.

Performance.  The Sub-Adviser's performance was evaluated by the Board and found to be acceptable for the purposes of approving the Sub-Advisory Agreement regarding the Funds.  It was the consensus of the Trustees that the overall investment philosophy of the Sub-Adviser was satisfactory and that the research tools and overall approach employed by the Sub-Adviser would provide reasonable returns.

 Fees and Expenses.  As to comparative fees and expenses, the Trustees noted that they had also compared the total expense ratio of the Funds with the expense ratios of the funds in the peer group and had determined that the Funds’ contractual sub-advisory fees were within the range for the peer group, while the Fund’s total expense ratio was generally higher the range of total expenses of the peer group.  The Trustees concluded that the Funds' management fees were acceptable in light of the quality of services the Funds expect to receive from the Sub-Adviser and the level of fees paid by funds in the peer group.

Economies of Scale.  As to economies of scale and whether fee levels reflect those economies of scale, the Trustees noted that these factors were not relevant given the small size of the Funds; however, it was the consensus of the Board that the issue be revisited as the Funds grow.

Profitability. Because Dana does not assess profitability of sub-advised funds, the Board determined that an assessment of Dana's profitability was not warranted.

 Conclusion. After discussion, it was the consensus of the Trustees, after considering all pertinent factors, that the proposed fees were reasonable and that the proposed Sub-Advisory Agreement should be approved.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information  regarding  how  the  Fund  voted  proxies  relating  to  portfolio  securities  for  the most  recent  twelve  month  period  ended  June  30  as  well  as  a description  of  the  policies and  procedures  that  the  Fund  uses  to  determine  how  to  vote  proxies  is  available  without charge,  upon  request,  by  calling  1-800-320-2185  or  by  referring  to  the  Security  and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The  Fund  files  its  complete  schedule  of  portfolio  holdings  with  the  SEC  for  the  first  and third  quarters  of  each  fiscal  year  on  Form  N-Q.  Form  N-Q  is  available  on  the  SEC’s website  at  http://www.sec.gov  and  may  be  reviewed  and  copied  at  the  SEC’s  Public Reference  Room  in  Washington,  DC  (1-800-SEC-0330).  The  information  on  Form  N-Q is available without charge, upon request, by calling 1-800-320-2185.

INVESTMENT ADVISOR

Trinity Fiduciary Partners LLC

2214 Michigan Ave., Suite E

Arlington, TX 76013

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By (Signature and Title)

/s/ Samuel J. Saladino, III

Samuel J. Saladino, III, President

Date

7/9/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Samuel J. Saladino, III

Samuel J. Saladino, III, President

Date

7/9/10

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

7/9/10